REVENUE AND COST OF SALES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Production costs	$ 4,905,000	$ 11,443,000	$ 27,949,000
Stand-by costs	800,000	2,394,000	0
Inventory net realizable adjustment	0	0	387
Depreciation and depletion	1,976,000	1,995,000	3,680,000
Cost of sales	$ 7,681,000	$ 15,832,000	$ 32,016,000